Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash Flows From Operating Activities
Net income	$ 99.5	$ 45.5	$ 604.3
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortisation	61.4	61.2	65.2
Deferred income taxes	(70.7)	(52.8)	11.3
Stock-based compensation	8.5	7.0	7.8
Asbestos adjustments	195.8	117.1	15.8
Asset impairments		16.9	14.3
Tax benefit from stock options exercised	(5.6)	(3.5)
Changes in operating assets and liabilities:
Restricted cash and cash equivalents	99.9	224.7	(59.1)
Restricted short-term investments	6.3	(0.1)	(0.1)
Payment to AICF		(184.1)	(51.5)
Accounts and other receivables	4.9	(10.6)	2.2
Inventories	(22.1)	8.0	(26.7)
Prepaid expenses and other assets	3.5	8.8	19.2
Insurance receivable - Asbestos	25.7	36.8	25.0
Accounts payable and accrued liabilities	48.5	(40.4)	87.4
Asbestos liability	(133.6)	(127.6)	(106.3)
Australian Taxation Office - amended assessment			(197.4)
Other accrued liabilities	0.8	2.4	(24.2)
Net cash provided by operating activities	322.8	109.3	387.2
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(115.4)	(61.1)	(35.8)
Proceeds from sale of property, plant and equipment	0.7	1.4	0.3
Acquisition of business	(4.1)		(14.4)
Net cash used in investing activities	(118.8)	(59.7)	(49.9)
Cash Flows From Financing Activities
Proceeds from long-term borrowings		330.0	160.0
Repayments of long-term borrowings		(330.0)	(219.0)
Proceeds from issuance of shares	29.3	26.3	11.0
Tax benefit from stock options exercised	5.6	3.5
Common stock repurchased and retired	(22.1)		(19.0)
Dividends paid	(199.1)	(188.5)	(17.4)
Net cash used in financing activities	(186.3)	(158.7)	(84.4)
Effects of exchange rate changes on cash	(3.9)	(2.6)	(6.1)
Net increase (decrease) in cash and cash equivalents	13.8	(111.7)	246.8
Cash and cash equivalents at beginning of period	153.7	265.4	18.6
Cash and cash equivalents at end of period	167.5	153.7	265.4
Components of Cash and Cash Equivalents
Cash at bank and on hand	70.9	55.5	256.1
Short-term deposits	96.6	98.2	9.3
Cash and cash equivalents at end of period	167.5	153.7	265.4
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest, net of amounts capitalised		0.1	11.2
Cash paid during the year for income taxes, net	$ 11.6	$ 83.3	$ 29.5